LOANS AND BORROWINGS (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Current [Abstract]
Lease liabilities	$ 358,112	$ 128,653
Other loans and borrowings	5,748	5,594
Total current loans and borrowings	363,860	134,247
Non-current [Abstract]
Lease liabilities	760,633	377,920
Other loans and borrowings	27,958	30,863
Total non-current loans and borrowings	788,591	408,783
Total loans and borrowings	$ 1,152,451	$ 543,030